Investment in associate, Summarized Statement of Loss (Q2) (Details) - USD ($)	3 Months Ended			6 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2024
Operating expenses
General and administrative expenses	$ 334,070		$ 77,672	$ 391,405	$ 290,002
Legal and professional fees	4,596,025		1,024,030	6,005,398	3,321,212
Total operating expenses	(5,506,339)		(1,812,496)	(7,733,561)	(5,140,935)
Interest expense	(63,861)		(2,544)	(76,601)	(2,544)
Net loss	$ 4,557,626		$ 1,738,500	$ 8,614,060	$ 5,110,574
Monroe Sequestration Partners ("MSP") [Member]
Operating expenses
Consulting expenses		$ 140,000
General and administrative expenses		5,391
Legal and professional fees		54,770
Amortization		1,763
Total operating expenses		(201,924)
Interest expense		(11,775)
Net loss		$ 213,699